Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) Segment	Dec. 31, 2024 AUD ($) Segment
Significant Accounting Policies [Abstract]
Exchange rate	$ 0.621	$ 1
Number of operating segment	1	1